Statement of Changes in Net Assets Available for Benefits - EBP 102 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net increase in Plan's interest in Verizon Master Savings Trust	$ 4,134,745
Total investment income	4,134,745
Interest income on notes receivable from participants	30,552
Contributions:
Participant contributions	821,955
Employer contributions	450,052
Total contributions	1,272,007
Deductions:
Benefits paid to participants	3,446,750
Administrative expenses	47,151
Total deductions	3,493,901
Net increase	1,943,403
Net assets available for benefits
Beginning of year	29,390,744
End of year	$ 31,334,147